Share-Based Payments - Schedule of Weighted-average Assumptions Used for Determination of Fair Values of Tandem SARs and SARs (Detail) - Stock appreciation rights and tandem stock appreciation rights [member]
	12 Months Ended
	Oct. 31, 2021 yr $ / shares	Oct. 31, 2020 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	4.34%	6.30%
Weighted-average fair value | $ / shares	$ 14.46	$ 2.78
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate%	0.59%	0.25%
Expected price volatility	15.12%	21.30%
Expected life of option	0.00	0.00
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate%	1.53%	0.45%
Expected price volatility	23.51%	31.40%
Expected life of option	6.12	6.10